Note 4 - Balance Sheet Components (Details) - Accrued Liabilities (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities [Abstract]
Accrued settlement related costs			$ 263,560
Accrued interest	13,792	235,603	8,987
Accrued severence pay		58,846
Accrued vacation	73,809	81,499	54,153
Accrued loan restructuring fees	47,500	27,288
Deferred rent		15,284	18,034
Other accruals	41,766	21,444	910
Total accrued liabilities	$ 387,538	$ 516,152	$ 345,644